Share capital, share premium and transaction costs on new equity instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share capital, share premium and transaction costs on new equity instruments
22. Share capital, share premium and transaction costs on new equity instruments
Share capital
As at December 31, 2021, the authorized and issued share capital of the Company amounts to €100 (December 31, 2020: €100), divided into 100 ordinary shares of €1. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held.
Share premium
On December 6, 2018, Madeleine contributed in kind the shares of Allego B.V. to the Company. The contribution in kind has been recorded as share premium. On May 13, 2019, Madeleine made a share premium contribution in cash of €6,089 thousand.
On July 28, 2021, the Group recognized the difference between the fair value of the purchase option to acquire
Mega-E
at the transaction date of €26,000 thousand and the consideration paid of € nil as a share premium contribution. Refer to Note 18 for details.
Transaction costs on new equity instruments
In connection with the Transaction, a new public limited liability parent company (
naamloze vennootschap
) under the Dutch law will be incorporated that will acquire 100% of the outstanding equity of the Company and Spartan. The new parent company (“the Parent”) is expected to issue new ordinary shares. During the year ended December 31, 2021, the Group incurred transaction costs of €1,059 thousand (December 31, 2020: € nil, December 31, 2019: € nil) that are directly attributable to the issuance of new equity instruments of the Parent. These transaction costs have been recorded as a deduction to share premium.
The Group also incurred transaction costs in relation to the anticipated merger between the Company and Spartan which are not directly related to the issuance of new equity instruments (refer to Note 4). These transaction costs have been recorded in the consolidated statement of profit or loss for the year ended December 31, 2021 within general and administrative expenses.